SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                               DWS Technology Fund

The following information supplements the "Portfolio management" section of the above-noted fund's prospectuses:

Clark Chang
Director of Deutsche Asset Management
and Portfolio Manager of the fund.
 o Global Equity analyst for Technology
   Fund: New York.
 o Joined Deutsche Asset Management in 2007 after seven years of experience as senior analyst for technology sector for Firsthand Capital Management, Nollenberger Capital Partners and Fulcrum Global Partners.
 o Joined the fund in 2008.
 o BS in Computer Science from University of California, Los Angeles (UCLA); MBA with Finance concentration from Anderson School of Management, UCLA.








               Please Retain This Supplement for Future Reference



November 21, 2008
DSSF2-3600

                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group